Asset Purchase - Schedule of Acquisition Cost was Allocated to the Assets Acquired (Details)	Oct. 24, 2024 USD ($)
Purchase consideration:
Initial Cash Purchase Price	$ 4,000,000
Issuance of Stock	8,131,656
Assumed liabilities	1,000,000
Total purchase consideration	13,131,656
Purchase price allocation:
Accounts receivable	1,515,824
Inventory	390,219
Fixed assets	416,792
Order backlog	10,808,821
Fair value of net assets acquired	$ 13,131,656